UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Mid Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 06/30/2008

Item 1 - Report to Stockholders

Master Mid Cap Index Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2008

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

      o For the six months ended June 30, 2008, Master Mid Cap Index Series generated returns that were comparable to that of the benchmark Standard & Poor's (S&P)(R) MidCap 400 Index, a market-weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of businesses. The Series had a total return of (3.92)% compared to (3.90)% for the Index.

      o As the value of the S&P MidCap 400 Index fluctuated during the past six months, the portfolio's performance generally tracked that of the Index.

What factors influenced performance?

      o U.S. equity markets endured a remarkably difficult first six months of 2008, with most indexes finishing in negative territory against a backdrop of slowing economic growth, continued credit market strains and rising food and energy prices. Our benchmark index returned (3.90)%, but outperformed both the large-cap S&P 500 Index and the small-cap S&P 600 Index, which returned (11.91)% and (7.09)%, respectively.

      o The predominant issues dominating financial headlines throughout most of 2007--problems with subprime mortgages and the resulting credit crunch--intensified during the first quarter of 2008. Credit availability continued to contract, culminating in the dramatic collapse of Bear Stearns in mid-March. Fears of economic recession, combined with a rapidly sinking dollar and surging commodities prices, caused investors to grow increasingly risk-averse as they dumped stocks in favor of safer alternatives, such as U.S. Treasury issues. In the end, U.S. stocks posted their worst quarterly return since 2002.

      o After a grueling first quarter, the second quarter brought some reprieve, as U.S. equities rallied in April and May on expectations that accommodative Federal Reserve Board (Fed) action, fiscal stimulus and the bailout of Bear Stearns signified that the worst had passed. Unfortunately, these gains quickly evaporated, as crude oil topped $140 per barrel, consumer confidence plummeted, inflation concerns resurfaced and news of additional write-downs and capital raising in the financials sector tempered investor optimism.

      o For its part, the Fed was very active during the six months. In response to market and economic weakness, the central bank cut the target federal funds rate in four increments (two outside of regularly scheduled meetings) totaling 225 basis points (2.25)% between January 22 and April 30. However, in line with market expectations, the Fed left the key rate unchanged at 2.0% following the meeting of June 25, as inflation risks had increased, while downside risks to growth had somewhat abated.

Describe recent portfolio activity.

      o Throughout the six-month period, as changes were made to the composition of the S&P MidCap 400 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period-end.

      o In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results. S&P is a registered trademark of the McGraw-Hill Companies.

Master Mid Cap Index Series
Portfolio Information as of June 30, 2008
-------------------------------------------------------------------------------
                                                               Percent of Long-
                                                               Term Investments
Sector Representation
-------------------------------------------------------------------------------
Industrials                                                         17%
Financials                                                          15
Information Technology                                              15
Consumer Discretionary                                              12
Energy                                                              11
Health Care                                                         10
Materials                                                            8
Utilities                                                            8
Consumer Staples                                                     3
Telecommunication Services                                           1
-------------------------------------------------------------------------------
For Series compliance purposes, the Series' industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

Master Mid Cap Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

---------------------------------------------------------------------------------------------------------------------------------
Industry                                      Common Stocks                                         Shares               Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.8%                    Alliant Techsystems, Inc. (a)                          4,499           $    457,458
                                              BE Aerospace, Inc. (a)                                12,858                299,463
                                              DRS Technologies, Inc.                                 5,700                448,704
                                                                                                                     ------------
                                                                                                                        1,205,625
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                               AirTran Holdings, Inc. (a)(b)                         14,950                 30,498
                                              Alaska Air Group, Inc. (a)                             5,024                 77,068
                                              JetBlue Airways Corp. (a)(b)                          25,262                 94,227
                                                                                                                     ------------
                                                                                                                          201,793
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.9%                        ArvinMeritor, Inc.                                    10,145                126,610
                                              BorgWarner, Inc.                                      16,010                710,524
                                              Gentex Corp.                                          19,627                283,414
                                              Lear Corp. (a)                                        10,611                150,464
                                              Modine Manufacturing Co.                               4,421                 54,688
                                                                                                                     ------------
                                                                                                                        1,325,700
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                            Thor Industries, Inc. (b)                              4,762                101,240
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                              Hansen Natural Corp. (a)(b)                            8,400                242,088
                                              PepsiAmericas, Inc.                                    8,107                160,356
                                                                                                                     ------------
                                                                                                                          402,444
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.0%                          Cephalon, Inc. (a)                                     9,330                622,218
                                              PDL BioPharma, Inc.                                   16,488                175,103
                                              Vertex Pharmaceuticals, Inc. (a)                      19,354                647,778
                                                                                                                     ------------
                                                                                                                        1,445,099
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.0%                        Affiliated Managers Group, Inc. (a)                    5,623                506,407
                                              Apollo Investment Corp.                               19,592                280,753
                                              Eaton Vance Corp.                                     15,985                635,564
                                              Jefferies Group, Inc. New Shares (b)                  16,372                275,377
                                              Raymond James Financial, Inc.                         13,054                344,495
                                              SEI Investments Co.                                   17,252                405,767
                                              Waddell & Reed Financial, Inc. Class A                11,951                418,405
                                                                                                                     ------------
                                                                                                                        2,866,768
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.2%                              Airgas, Inc.                                          11,386                664,829
                                              Albemarle Corp.                                       10,462                417,538
                                              CF Industries Holdings, Inc.                           6,660              1,017,648
                                              Cabot Corp.                                            8,911                216,626
                                              Chemtura Corp.                                        33,493                195,599
                                              Cytec Industries, Inc.                                 5,789                315,848
                                              FMC Corp.                                             10,324                799,491
                                              Ferro Corp.                                            5,981                112,204
                                              Lubrizol Corp.                                         9,349                433,139
                                              Minerals Technologies, Inc.                            2,587                164,507
                                              Olin Corp.                                            10,248                268,293
                                              RPM International, Inc.                               16,824                346,574
                                              The Scotts Miracle-Gro Co.                             6,166                108,337
                                              Sensient Technologies Corp.                            6,624                186,532
                                              Terra Industries, Inc.                                12,590                621,317
                                              Valspar Corp.                                         13,736                259,748
                                                                                                                     ------------
                                                                                                                        6,128,230
---------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

---------------------------------------------------------------------------------------------------------------------------------
Industry                                      Common Stocks                                         Shares               Value
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.3%                       Associated Banc-Corp. (b)                             17,526           $    338,077
                                              Bank of Hawaii Corp.                                   6,631                316,962
                                              Cathay General Bancorp (b)                             6,900                 75,003
                                              City National Corp.                                    5,487                230,838
                                              The Colonial BancGroup, Inc. (b)                      27,860                123,141
                                              Commerce Bancshares, Inc.                              8,600                341,076
                                              Cullen/Frost Bankers, Inc.                             8,062                401,891
                                              FirstMerit Corp.                                      11,029                179,883
                                              PacWest Bancorp                                        3,370                 50,146
                                              SVB Financial Group (a)                                4,350                209,279
                                              Synovus Financial Corp. (b)                           45,570                397,826
                                              TCF Financial Corp.                                   14,765                177,623
                                              Webster Financial Corp.                                7,064                131,390
                                              Westamerica Bancorp.                                   3,964                208,467
                                              Wilmington Trust Corp.                                 9,283                245,443
                                                                                                                     ------------
                                                                                                                        3,427,045
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.9%         The Brink's Co.                                        6,561                429,221
                                              ChoicePoint, Inc. (a)                                  9,670                466,094
                                              Copart, Inc. (a)                                       9,388                401,994
                                              Corporate Executive Board Co.                          4,725                198,686
                                              Corrections Corp. of America (a)                      17,250                473,857
                                              Deluxe Corp.                                           7,114                126,771
                                              Dun & Bradstreet Corp.                                 7,664                671,673
                                              HNI Corp. (b)                                          6,118                108,044
                                              Herman Miller, Inc.                                    7,742                192,698
                                              Kelly Services, Inc. Class A                           3,081                 59,556
                                              Korn/Ferry International (a)                           6,339                 99,712
                                              MPS Group, Inc. (a)                                   12,988                138,062
                                              Manpower, Inc.                                        10,898                634,700
                                              Mine Safety Appliances Co.                             4,000                159,960
                                              Navigant Consulting, Inc. (a)                          6,230                121,859
                                              Republic Services, Inc. Class A                       21,516                639,025
                                              Rollins, Inc.                                          5,859                 86,830
                                              Stericycle, Inc. (a)                                  11,910                615,747
                                                                                                                     ------------
                                                                                                                        5,624,489
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.1%               3Com Corp. (a)                                        55,581                117,832
                                              ADC Telecommunications, Inc. (a)                      16,208                239,392
                                              Adtran, Inc.                                           7,757                184,927
                                              Avocent Corp. (a)                                      6,183                115,004
                                              CommScope, Inc. (a)                                    9,665                510,022
                                              F5 Networks, Inc. (a)                                 11,250                319,725
                                              Foundry Networks, Inc. (a)                            20,100                237,582
                                              Harris Corp.                                          18,539                936,034
                                              Plantronics, Inc.                                      6,718                149,946
                                              Polycom, Inc. (a)                                     12,082                294,318
                                                                                                                     ------------
                                                                                                                        3,104,782
---------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

---------------------------------------------------------------------------------------------------------------------------------
Industry                                      Common Stocks                                         Shares               Value
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.5%                Diebold, Inc.                                          9,224           $    328,190
                                              Imation Corp.                                          4,299                 98,533
                                              NCR Corp. (a)                                         23,040                580,608
                                              Palm, Inc. (b)                                        14,600                 78,694
                                              Western Digital Corp. (a)                             30,500              1,053,165
                                                                                                                     ------------
                                                                                                                        2,139,190
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 2.1%             Dycom Industries, Inc. (a)                             5,502                 79,889
                                              Granite Construction, Inc.                             4,381                138,133
                                              KBR, Inc.                                             23,410                817,243
                                              Quanta Services, Inc. (a)                             23,743                789,930
                                              The Shaw Group, Inc. (a)                              11,420                705,642
                                              URS Corp. (a)                                         11,600                486,852
                                                                                                                     ------------
                                                                                                                        3,017,689
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.4%                 Martin Marietta Materials, Inc. (b)                    5,703                590,774
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.1%                       AmeriCredit Corp. (a)(b)                              16,006                137,972
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.9%                 AptarGroup, Inc.                                       9,360                392,652
                                              Packaging Corp. of America                            12,588                270,768
                                              Sonoco Products Co.                                   13,720                424,634
                                              Temple-Inland, Inc.                                   14,640                164,993
                                                                                                                     ------------
                                                                                                                        1,253,047
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.7%          Career Education Corp. (a)                            12,348                180,404
                                              Corinthian Colleges, Inc. (a)                         11,738                136,278
                                              DeVry, Inc.                                            8,274                443,652
                                              ITT Educational Services, Inc. (a)                     3,924                324,240
                                              Matthews International Corp. Class A                   4,320                195,523
                                              Regis Corp.                                            5,962                157,099
                                              Service Corp. International                           36,100                355,946
                                              Sotheby's Holdings, Inc. Class A (b)                   9,275                244,582
                                              Strayer Education, Inc.                                1,950                407,687
                                                                                                                     ------------
                                                                                                                        2,445,411
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 Cincinnati Bell, Inc. (a)                             33,539                133,485
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%                     DPL, Inc.                                             15,599                411,502
                                              Great Plains Energy, Inc.                             12,186                308,062
                                              Hawaiian Electric Industries, Inc. (b)                11,576                286,274
                                              IDACORP, Inc.                                          6,118                176,749
                                              Northeast Utilities Inc.                              21,416                546,750
                                              Sierra Pacific Resources                              32,218                409,491
                                              Westar Energy, Inc.                                   14,423                310,239
                                                                                                                     ------------
                                                                                                                        2,449,067
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.4%                   Ametek, Inc.                                          14,677                693,048
                                              Hubbell, Inc. Class B                                  7,680                306,202
                                              Roper Industries, Inc.                                12,300                810,324
                                              Thomas & Betts Corp. (a)                               7,027                265,972
                                                                                                                     ------------
                                                                                                                        2,075,546
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                        Amphenol Corp. Class A                                24,100              1,081,608
Instruments - 3.2%                            Arrow Electronics, Inc. (a)                           16,913                519,567

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

---------------------------------------------------------------------------------------------------------------------------------
Industry                                      Common Stocks                                         Shares               Value
---------------------------------------------------------------------------------------------------------------------------------
                                              Avnet, Inc. (a)                                       20,713           $    565,051
                                              Flir Systems, Inc. (a)                                18,900                766,773
                                              Ingram Micro, Inc. Class A (a)                        19,700                349,675
                                              Kemet Corp. (a)                                       11,683                 37,853
                                              National Instruments Corp.                             7,786                220,889
                                              Tech Data Corp. (a)                                    7,270                246,380
                                              Trimble Navigation Ltd. (a)                           16,700                596,190
                                              Vishay Intertechnology, Inc. (a)                      25,710                228,048
                                                                                                                     ------------
                                                                                                                        4,612,034
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 4.1%            Exterran Holdings, Inc. (a)                            9,027                645,340
                                              FMC Technologies, Inc. (a)                            17,676              1,359,815
                                              Helmerich & Payne, Inc.                               14,322              1,031,470
                                              Patterson-UTI Energy, Inc.                            21,287                767,183
                                              Pride International, Inc. (a)                         23,067              1,090,838
                                              Superior Energy Services, Inc. (a)                    11,160                615,362
                                              Tidewater, Inc.                                        7,101                461,778
                                                                                                                     ------------
                                                                                                                        5,971,786
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%               BJ's Wholesale Club, Inc. (a)                          8,245                319,081
                                              Ruddick Corp.                                          5,140                176,353
                                                                                                                     ------------
                                                                                                                          495,434
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                          Corn Products International, Inc.                     10,190                500,431
                                              Hormel Foods Corp.                                     9,879                341,912
                                              The J.M. Smucker Co.                                   7,620                309,677
                                              Lancaster Colony Corp.                                 2,861                 86,631
                                              Smithfield Foods, Inc. (a)                            16,080                319,670
                                              Tootsie Roll Industries, Inc. (b)                      3,745                 94,112
                                                                                                                     ------------
                                                                                                                        1,652,433
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.7%                          AGL Resources, Inc.                                   10,518                363,712
                                              Energen Corp.                                          9,900                772,497
                                              Equitable Resources, Inc.                             17,915              1,237,210
                                              National Fuel Gas Co.                                 11,208                666,652
                                              Oneok, Inc.                                           14,372                701,785
                                              WGL Holdings, Inc.                                     6,748                234,426
                                                                                                                     ------------
                                                                                                                        3,976,282
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                       Advanced Medical Optics, Inc. (a)(b)                   8,369                156,835
Supplies - 2.9%                               Beckman Coulter, Inc.                                  8,633                582,986
                                              Dentsply International, Inc.                          20,510                754,768
                                              Edwards Lifesciences Corp. (a)                         7,595                471,194
                                              Gen-Probe, Inc. (a)                                    7,475                354,913
                                              Hill-Rom Holdings, Inc.                                8,550                230,679
                                              Hologic, Inc. (a)                                     35,218                767,752
                                              Kinetic Concepts, Inc. (a)                             7,500                299,325
                                              ResMed, Inc. (a)                                      10,600                378,844
                                              Steris Corp.                                           8,094                232,783
                                                                                                                     ------------
                                                                                                                        4,230,079
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.8%       Apria Healthcare Group, Inc. (a)                       6,242                121,032
                                              Community Health Systems, Inc. (a)                    13,206                435,534

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

---------------------------------------------------------------------------------------------------------------------------------
Industry                                      Common Stocks                                         Shares               Value
---------------------------------------------------------------------------------------------------------------------------------
                                              Health Management Associates, Inc. Class A (a)        33,630           $    218,931
                                              Health Net, Inc. (a)                                  14,813                356,401
                                              Henry Schein, Inc. (a)                                12,478                643,490
                                              Kindred Healthcare, Inc. (a)                           4,130                118,779
                                              LifePoint Hospitals, Inc. (a)                          7,433                210,354
                                              Lincare Holdings, Inc. (a)                            10,063                285,789
                                              Omnicare, Inc. (b)                                    16,750                439,185
                                              Psychiatric Solutions, Inc. (a)                        7,600                287,584
                                              Universal Health Services, Inc. Class B                6,977                441,086
                                              VCA Antech, Inc. (a)                                  11,650                323,637
                                              WellCare Health Plans, Inc. (a)                        5,730                207,140
                                                                                                                     ------------
                                                                                                                        4,088,942
---------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.3%                 Cerner Corp. (a)                                       9,190                415,204
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.1%          Bob Evans Farms, Inc.                                  4,155                118,833
                                              Boyd Gaming Corp. (b)                                  7,620                 95,707
                                              Brinker International, Inc.                           13,925                263,182
                                              CBRL Group, Inc.                                       2,954                 72,403
                                              The Cheesecake Factory, Inc. (a)                       9,132                145,290
                                              Chipotle Mexican Grill, Inc. Class A (a)(b)            4,560                376,747
                                              International Speedway Corp. Class A                   4,064                158,618
                                              Life Time Fitness, Inc. (a)(b)                         4,690                138,590
                                              Scientific Games Corp. Class A (a)                     8,900                263,618
                                                                                                                     ------------
                                                                                                                        1,632,988
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.4%                     American Greetings Corp. Class A                       6,682                 82,456
                                              Blyth, Inc.                                            3,224                 38,785
                                              Furniture Brands International, Inc. (b)               6,701                 89,525
                                              Hovnanian Enterprises, Inc. Class A (a)(b)             5,933                 32,513
                                              MDC Holdings, Inc.                                     4,800                187,488
                                              Mohawk Industries, Inc. (a)(b)                         7,630                489,083
                                              NVR, Inc. (a)                                            729                364,558
                                              Ryland Group, Inc.                                     5,817                126,869
                                              Toll Brothers, Inc. (a)(b)                            17,677                331,090
                                              Tupperware Corp.                                       8,545                292,410
                                                                                                                     ------------
                                                                                                                        2,034,777
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.7%                     Church & Dwight Co., Inc.                              9,143                515,208
                                              Energizer Holdings, Inc. (a)                           7,870                575,218
                                                                                                                     ------------
                                                                                                                        1,090,426
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.9%                            Acxiom Corp.                                           9,399                107,994
                                              Alliance Data Systems Corp. (a)                       10,881                615,321
                                              Broadridge Financial Solutions LLC                    19,330                406,897
                                              DST Systems, Inc. (a)(b)                               6,257                344,448
                                              Gartner, Inc. Class A (a)                              8,627                178,751
                                              Global Payments, Inc.                                 10,970                511,202
                                              Metavante Technologies, Inc. (a)                      12,330                278,905
                                              NeuStar, Inc. Class A (a)                             10,690                230,476
                                              SRA International, Inc. Class A (a)                    5,900                132,514
                                                                                                                     ------------
                                                                                                                        2,806,508
---------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

---------------------------------------------------------------------------------------------------------------------------------
Industry                                      Common Stocks                                         Shares               Value
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.4%               Carlisle Cos., Inc.                                    8,442           $    244,818
                                              Teleflex, Inc.                                         5,452                303,077
                                                                                                                     ------------
                                                                                                                          547,895
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.4%                              American Financial Group, Inc.                         9,774                261,455
                                              Arthur J. Gallagher & Co.                             12,761                307,540
                                              Brown & Brown, Inc. (c)                               15,710                273,197
                                              Everest Re Group Ltd.                                  8,530                679,926
                                              Fidelity National Title Group, Inc. Class A           29,468                371,297
                                              First American Corp.                                  12,729                336,046
                                              HCC Insurance Holdings, Inc.                          15,199                321,307
                                              The Hanover Insurance Group, Inc.                      7,030                298,775
                                              Horace Mann Educators Corp.                            5,600                 78,512
                                              Mercury General Corp.                                  4,850                226,592
                                              Old Republic International Corp.                      31,701                375,340
                                              Protective Life Corp.                                  9,570                364,139
                                              Stancorp Financial Group, Inc.                         6,762                317,544
                                              Unitrin, Inc.                                          6,964                191,997
                                              W.R. Berkley Corp.                                    20,366                492,043
                                                                                                                     ------------
                                                                                                                        4,895,710
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%              NetFlix, Inc. (a)(b)                                   6,240                162,677
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.3%           Digital River, Inc. (a)                                5,100                196,758
                                              ValueClick, Inc. (a)                                  13,070                198,011
                                                                                                                     ------------
                                                                                                                          394,769
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%           Callaway Golf Co.                                      9,010                106,588
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 2.2%         Affymetrix, Inc. (a)                                   9,400                 96,726
                                              Charles River Laboratories International, Inc. (a)     9,374                599,186
                                              Covance, Inc. (a)                                      8,618                741,320
                                              Invitrogen Corp. (a)                                  12,350                484,861
                                              Pharmaceutical Product Development, Inc.              14,500                622,050
                                              Techne Corp. (a)                                       5,325                412,102
                                              Varian, Inc. (a)                                       4,021                205,312
                                                                                                                     ------------
                                                                                                                        3,161,557
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 6.1%                              AGCO Corp. (a)                                        12,605                660,628
                                              Crane Co.                                              6,991                269,363
                                              Donaldson Co., Inc.                                    9,605                428,767
                                              Federal Signal Corp.                                   6,600                 79,200
                                              Flowserve Corp.                                        7,914              1,081,844
                                              Graco, Inc.                                            8,383                319,141
                                              Harsco Corp.                                          11,624                632,462
                                              IDEX Corp.                                            11,360                418,502
                                              Joy Global, Inc.                                      14,862              1,126,985
                                              Kennametal, Inc.                                      10,600                345,030
                                              Lincoln Electric Holdings, Inc.                        5,900                464,330
                                              Nordson Corp.                                          4,599                335,221
                                              Oshkosh Corp.                                         10,300                213,107
                                              Pentair, Inc.                                         13,654                478,163

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

---------------------------------------------------------------------------------------------------------------------------------
Industry                                      Common Stocks                                         Shares               Value
---------------------------------------------------------------------------------------------------------------------------------
                                              SPX Corp.                                              7,310           $    962,946
                                              Timken Co.                                            13,175                433,985
                                              Trinity Industries, Inc.                              11,103                385,163
                                              Westinghouse Air Brake Technologies Corp.              6,710                326,240
                                                                                                                     ------------
                                                                                                                        8,961,077
---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                 Alexander & Baldwin, Inc.                              5,721                260,592
---------------------------------------------------------------------------------------------------------------------------------
Media - 1.3%                                  Belo Corp. Class A                                    12,200                 89,182
                                              DreamWorks Animation SKG, Inc. Class A (a)            11,000                327,910
                                              Entercom Communications Corp.                          3,745                 26,290
                                              Getty Images, Inc. (a)                                 6,780                230,045
                                              Harte-Hanks, Inc.                                      5,917                 67,750
                                              John Wiley & Sons, Inc. Class A                        6,150                276,935
                                              Lamar Advertising Co. Class A (a)(b)                  10,700                385,521
                                              Lee Enterprises, Inc.(b)                               4,762                 19,000
                                              Marvel Entertainment, Inc. (a)                         6,700                215,338
                                              Media General, Inc. Class A (b)                        3,131                 37,415
                                              Scholastic Corp. (a)                                   3,605                103,319
                                              Valassis Communications, Inc. (a)                      6,567                 82,219
                                                                                                                     ------------
                                                                                                                        1,860,924
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.9%                        Carpenter Technology Corp.                             6,560                286,344
                                              Cleveland-Cliffs, Inc.                                12,440              1,482,724
                                              Commercial Metals Co.                                 15,700                591,890
                                              Reliance Steel & Aluminum Co.                          8,700                670,683
                                              Steel Dynamics, Inc.                                  26,000              1,015,820
                                              Worthington Industries, Inc.                           8,827                180,954
                                                                                                                     ------------
                                                                                                                        4,228,415
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.7%                        Alliant Energy Corp.                                  15,213                521,197
                                              Aquila, Inc. (a)                                      53,335                201,073
                                              Black Hills Corp.                                      5,274                169,084
                                              Energy East Corp.                                     21,781                538,426
                                              MDU Resources Group, Inc.                             25,228                879,448
                                              NSTAR                                                 14,679                496,444
                                              OGE Energy Corp.                                      12,619                400,148
                                              PNM Resources, Inc.                                   11,874                142,013
                                              Puget Energy, Inc.                                    18,305                439,137
                                              SCANA Corp.                                           16,016                592,592
                                              Vectren Corp.                                         10,526                328,516
                                              Wisconsin Energy Corp.                                16,129                729,353
                                                                                                                     ------------
                                                                                                                        5,437,431
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%                       99 Cents Only Stores (a)                               6,176                 40,762
                                              Dollar Tree, Inc. (a)                                 12,413                405,781
                                              Saks, Inc. (a)                                        19,771                217,086
                                                                                                                     ------------
                                                                                                                          663,629
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                     Zebra Technologies Corp. Class A (a)                   8,996                293,629
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 6.9%            Arch Coal, Inc.                                       19,810              1,486,344
                                              Bill Barrett Corp. (a)                                 4,680                278,039
                                              Cimarex Energy Co.                                    11,400                794,238

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

---------------------------------------------------------------------------------------------------------------------------------
Industry                                      Common Stocks                                         Shares               Value
---------------------------------------------------------------------------------------------------------------------------------
                                              Denbury Resources, Inc. (a)                           33,900           $  1,237,350
                                              Encore Acquisition Co. (a)                             7,320                550,391
                                              Forest Oil Corp. (a)                                  12,207                909,422
                                              Frontier Oil Corp.                                    14,300                341,913
                                              Newfield Exploration Co. (a)                          18,115              1,182,004
                                              Overseas Shipholding Group, Inc.                       3,674                292,156
                                              Pioneer Natural Resources Co.                         16,454              1,288,019
                                              Plains Exploration & Production Co. (a)               14,767              1,077,548
                                              Quicksilver Resources, Inc. (a)                       14,200                548,688
                                                                                                                     ------------
                                                                                                                        9,986,112
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                Louisiana-Pacific Corp.                               14,310                121,492
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.4%                      Alberto-Culver Co.                                    11,900                312,613
                                              NBTY, Inc. (a)                                         7,100                227,626
                                                                                                                     ------------
                                                                                                                          540,239
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%                        Endo Pharmaceuticals Holdings, Inc. (a)               16,580                401,070
                                              Medicis Pharmaceutical Corp. Class A                   7,800                162,084
                                              Par Pharmaceutical Cos., Inc. (a)                      4,783                 77,628
                                              Perrigo Co.                                           10,683                339,399
                                              Sepracor, Inc. (a)                                    14,870                296,210
                                              Valeant Pharmaceuticals International (a)(b)          12,273                209,991
                                                                                                                     ------------
                                                                                                                        1,486,382
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 5.6%  AMB Property Corp.                                    13,496                679,928
                                              Alexandria Real Estate Equities, Inc.                  4,450                433,163
                                              BRE Properties                                         7,000                302,960
                                              Camden Property Trust                                  7,300                323,098
                                              Cousins Properties, Inc. (b)                           5,090                117,579
                                              Duke Realty Corp.                                     20,210                453,715
                                              Equity One, Inc.                                       5,060                103,983
                                              Federal Realty Investment Trust                        8,100                558,900
                                              Health Care REIT, Inc.                                12,400                551,800
                                              Highwoods Properties, Inc.                             7,864                247,087
                                              Hospitality Properties Trust                          12,910                315,779
                                              Liberty Property Trust                                12,798                424,254
                                              The Macerich Co.                                      10,300                639,939
                                              Mack-Cali Realty Corp.                                 9,065                309,751
                                              Nationwide Health Properties, Inc.                    13,230                416,613
                                              Potlatch Corp.                                         5,463                246,491
                                              Rayonier, Inc.                                        10,816                459,247
                                              Realty Income Corp. (b)                               13,900                316,364
                                              Regency Centers Corp.                                  9,625                569,030
                                              UDR, Inc.                                             17,675                395,567
                                              Weingarten Realty Investors                           10,275                311,538
                                                                                                                     ------------
                                                                                                                        8,176,786
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.2%   Jones Lang LaSalle, Inc.                               4,420                266,040
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                            Avis Budget Group, Inc. (a)                           14,060                117,682
                                              Con-way, Inc.                                          6,295                297,502

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

---------------------------------------------------------------------------------------------------------------------------------
Industry                                      Common Stocks                                         Shares               Value
---------------------------------------------------------------------------------------------------------------------------------
                                              J.B. Hunt Transport Services, Inc.                    11,896           $    395,899
                                              Kansas City Southern (a)                              10,700                470,693
                                              Werner Enterprises, Inc.                               5,933                110,235
                                              YRC Worldwide, Inc. (a)(b)                             7,806                116,075
                                                                                                                     ------------
                                                                                                                        1,508,086
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                Atmel Corp. (a)                                       61,470                213,916
Equipment - 2.2%                              Cree, Inc. (a)(b)                                     12,343                281,544
                                              Cypress Semiconductor Corp. (a)                       20,727                512,993
                                              Fairchild Semiconductor International, Inc. (a)       17,107                200,665
                                              Integrated Device Technology, Inc. (a)                23,720                235,777
                                              International Rectifier Corp. (a)                     10,024                192,461
                                              Intersil Corp. Class A                                17,063                414,972
                                              Lam Research Corp. (a)                                17,209                622,105
                                              RF Micro Devices, Inc. (a)                            36,371                105,476
                                              Semtech Corp. (a)                                      8,307                116,879
                                              Silicon Laboratories, Inc. (a)                         6,664                240,504
                                              TriQuint Semiconductor, Inc. (a)                      19,845                120,261
                                                                                                                     ------------
                                                                                                                        3,257,553
---------------------------------------------------------------------------------------------------------------------------------
Software - 3.1%                               ACI Worldwide, Inc. (a)                                4,721                 83,042
                                              Activision, Inc. (a)(c)                               40,821              1,390,771
                                              Advent Software, Inc. (a)                              2,500                 90,200
                                              Cadence Design Systems, Inc. (a)                      35,629                359,853
                                              Fair Isaac Corp.                                       6,726                139,699
                                              Jack Henry & Associates, Inc.                         10,617                229,752
                                              Macrovision Solutions Corp. (a)                       11,502                172,070
                                              McAfee, Inc. (a)                                      22,137                753,322
                                              Mentor Graphics Corp. (a)                             12,943                204,499
                                              Parametric Technology Corp. (a)                       15,900                265,053
                                              Sybase, Inc. (a)                                      10,912                321,031
                                              Synopsys, Inc. (a)                                    19,669                470,286
                                              Wind River Systems, Inc. (a)                           9,283                101,092
                                                                                                                     ------------
                                                                                                                        4,580,670
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.8%                       Advance Auto Parts, Inc.                              13,075                507,702
                                              Aeropostale, Inc. (a)                                  9,250                289,803
                                              American Eagle Outfitters, Inc.                       28,327                386,097
                                              AnnTaylor Stores Corp. (a)                             8,100                194,076
                                              Barnes & Noble, Inc.                                   6,176                153,412
                                              Borders Group, Inc. (b)                                8,383                 50,298
                                              Carmax, Inc. (a)(b)(c)                                30,122                427,431
                                              Charming Shoppes, Inc. (a)                            15,700                 72,063
                                              Chico's FAS, Inc. (a)                                 24,384                130,942
                                              Coldwater Creek, Inc. (a)                              8,400                 44,352
                                              Collective Brands, Inc. (a)                            8,645                100,541
                                              Dick's Sporting Goods, Inc. (a)                       11,540                204,720
                                              Foot Locker, Inc.                                     21,325                265,496
                                              Guess?, Inc.                                           7,600                284,620
                                              O'Reilly Automotive, Inc. (a)                         16,123                360,349

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

---------------------------------------------------------------------------------------------------------------------------------
Industry                                      Common Stocks                                         Shares               Value
---------------------------------------------------------------------------------------------------------------------------------
                                              Pacific Sunwear of California, Inc. (a)                9,373           $     79,952
                                              PetSmart, Inc.                                        17,541                349,943
                                              Rent-A-Center, Inc. (a)                                9,182                188,874
                                              Ross Stores, Inc.                                     18,281                649,341
                                              Urban Outfitters, Inc. (a)                            15,675                488,903
                                              Williams-Sonoma, Inc. (b)                             12,069                239,449
                                                                                                                     ------------
                                                                                                                        5,468,364
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.8%       Hanesbrands, Inc. (a)                                 13,000                352,820
                                              Phillips-Van Heusen Corp.                              7,070                258,903
                                              Timberland Co. Class A (a)                             6,686                109,316
                                              Under Armour, Inc. Class A (a)(b)                      5,000                128,200
                                              The Warnaco Group, Inc. (a)                            6,310                278,082
                                                                                                                     ------------
                                                                                                                        1,127,321
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.0%             Astoria Financial Corp.                               11,229                225,478
                                              First Niagara Financial Group, Inc.                   15,100                194,186
                                              New York Community Bancorp, Inc. (b)                  46,888                836,482
                                              The PMI Group, Inc.                                   11,329                 22,092
                                              Radian Group, Inc. (b)                                11,161                 16,183
                                              Washington Federal, Inc.                              12,013                217,435
                                                                                                                     ------------
                                                                                                                        1,511,856
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                Universal Corp.                                        3,752                169,665
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 1.0%       Fastenal Co.                                          17,202                742,438
                                              GATX Corp.                                             6,295                279,057
                                              MSC Industrial Direct Co. Class A                      6,300                277,893
                                              United Rentals, Inc. (a)                              10,499                205,885
                                                                                                                     ------------
                                                                                                                        1,505,273
---------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                        Aqua America, Inc. (b)                                18,401                293,864
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.5%    Telephone & Data Systems, Inc.                        11,058                522,712
                                              Telephone & Data Systems, Inc. (Special Shares)        3,583                158,010
                                                                                                                     ------------
                                                                                                                          680,722
---------------------------------------------------------------------------------------------------------------------------------
                                              Total Long-Term Investments
                                              (Cost - $122,552,641) - 99.4%                                           144,737,607
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Beneficial
                                                                                                   Interest
                                              Short-Term Securities                                   (000)
---------------------------------------------------------------------------------------------------------------------------------
                                              BlackRock Liquidity Series, LLC
                                                  Cash Sweep Series, 2.56% (d)(e)                 $     14                 14,407
                                              BlackRock Liquidity Series, LLC
                                                  Money Market Series, 2.70% (d)(e)(f)               8,365              8,364,650
---------------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities
                                              (Cost - $8,379,057) - 5.8%                                                8,379,057
---------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments (Cost - $130,931,698*) - 105.2%                       153,116,664

                                              Liabilities in Excess of Other Assets - (5.2%)                           (7,541,059)
                                                                                                                     ------------
                                              Net Assets - 100.0%                                                    $145,575,605
                                                                                                                     ============

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments June 30, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008 as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 131,980,906
                                                                  =============
      Gross unrealized appreciation                               $  35,124,716
      Gross unrealized depreciation                                 (13,988,958)
                                                                  -------------
      Net unrealized appreciation                                 $  21,135,758
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All, or a portion of security, pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net
                                                            Activity    Interest
      Affiliate                                               (000)      Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series     $ (10,242)  $ 78,529
      BlackRock Liquidity Series, LLC Money Market Series   $   4,326   $ 71,827
      --------------------------------------------------------------------------

(e)   Represents the current yield as of report date.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o     Financial futures contracts purchased as of June 30, 2008 were as follows:

      --------------------------------------------------------------------------
      Number of                         Expiration         Face      Unrealized
      Contracts        Issue               Date           Value     Depreciation
      --------------------------------------------------------------------------
         34      S&P 400 MidCap Index  September 2008  $ 2,858,546    $ (66,466)
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series investments:

      --------------------------------------------------------------------------
      Valuation                    Investments in                Other Financial
      Inputs                        Securities                    Instruments*
      --------------------------------------------------------------------------
      Level 1                      $ 144,737,607                  $ (66,466)
      Level 2                          8,379,057                         --
      Level 3                                 --                         --
      --------------------------------------------------------------------------
      Total                        $ 153,116,664                  $ (66,466)
      ==========================================================================
      * Other financial instruments are futures.

                                                     Master Mid Cap Index Series

STATEMENT OF ASSETS AND LIABILITIES

                  June 30, 2008 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Assets:           Investments at value - unaffiliated (including securities loaned
                     of $7,880,093) (cost - $122,552,641) .........................................          $144,737,607
                  Investments at value - affiliated (cost - $8,379,057) ...........................             8,379,057
                  Investments sold receivable .....................................................             2,980,170
                  Dividends receivable ............................................................               109,991
                  Securities lending income receivable ............................................                12,453
                  Prepaid expenses ................................................................                 4,049
                                                                                                             ------------
                  Total assets ....................................................................           156,223,327
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
Liabilities:      Collateral at value - securities loaned .........................................             8,364,650
                  Bank overdraft ..................................................................               256,400
                  Withdrawals payable to the Series ...............................................             2,002,368
                  Margin variation payable ........................................................                 7,328
                  Investment advisory fees payable ................................................                 1,408
                  Other affiliates payable ........................................................                 1,347
                  Officer's and Directors' fees payable ...........................................                    32
                  Other accrued expenses payable ..................................................                14,189
                                                                                                             ------------
                  Total liabilities ...............................................................            10,647,722
                                                                                                             ------------

-------------------------------------------------------------------------------------------------------------------------
Net Assets:       Net assets ......................................................................          $145,575,605
                                                                                                             ============

-------------------------------------------------------------------------------------------------------------------------
Net Assets        Investors' capital ..............................................................          $123,457,105
Consist of:       Net unrealized appreciation/depreciation ........................................            22,118,500
                                                                                                             ------------
                  Net assets ......................................................................          $145,575,605
                                                                                                             ============


                  See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENT OF OPERATIONS


                  Six Months Ended June 30, 2008 (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Investment        Dividends .................................................................                $ 1,246,287
Income:           Interest from affiliates ..................................................                     78,529
                  Securities lending ........................................................                     71,827
                                                                                                             -----------
                  Total income ..............................................................                  1,396,643
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
Expenses:         Investment advisory .......................................................                      8,247
                  Accounting services .......................................................                     21,490
                  Custodian .................................................................                     19,874
                  Professional ..............................................................                     18,932
                  Officer and Directors .....................................................                      9,202
                  Registration ..............................................................                      4,961
                  Printing ..................................................................                      2,088
                  Miscellaneous .............................................................                      2,689
                                                                                                             -----------
                  Total expenses ............................................................                     87,483
                  Less fees paid indirectly .................................................                       (204)
                                                                                                             -----------
                  Total expenses after fees paid indirectly .................................                     87,279
                                                                                                             -----------
                  Net investment income .....................................................                  1,309,364
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Realized and      Net realized loss from:
Unrealized          Investments .............................................................                   (669,187)
Loss:               Futures .................................................................                   (182,789)
                                                                                                             -----------
                                                                                                                (851,976)
                                                                                                             -----------
                  Net change in unrealized appreciation/depreciation on:
                    Investments .............................................................                 (5,373,831)
                    Futures .................................................................                   (116,754)
                                                                                                             -----------
                                                                                                              (5,490,585)
                                                                                                             -----------
                  Total realized and unrealized loss ........................................                 (6,342,561)
                                                                                                             -----------
                  Net Decrease in Net Assets Resulting from Operations ......................                $(5,033,197)
                                                                                                             ===========

                  See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             Six Months                Year Ended
                                                                                            Ended June 30,             December 31,
                  Increase (Decrease) in Net Assets:                                       2008 (Unaudited)               2007
-----------------------------------------------------------------------------------------------------------------------------------
Operations:       Net investment income ........................................            $   1,309,364             $   2,187,217
                  Net realized gain (loss) .....................................                 (851,976)               11,943,092
                  Net change in unrealized appreciation/depreciation ...........               (5,490,585)               (4,914,771)
                                                                                            -------------             -------------
                  Net increase (decrease) in net assets
                       resulting from operations ...............................               (5,033,197)                9,215,538
                                                                                            -------------             -------------
-----------------------------------------------------------------------------------------------------------------------------------
Capital           Proceeds from contributions ..................................               71,911,231                84,515,341
Transactions:     Fair value of withdrawals ....................................              (89,048,877)              (46,348,953)
                                                                                            -------------             -------------
                  Net increase (decrease) in net assets
                       derived from capital transactions .......................              (17,137,646)               38,166,388
                                                                                            -------------             -------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:       Total increase (decrease) in net assets ......................              (22,170,843)               47,381,926
                  Beginning of period ..........................................              167,746,448               120,364,522
                                                                                            -------------             -------------
                  End of period ................................................            $ 145,575,605             $ 167,746,448
                                                                                            =============             =============

                  See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                     Ended June 30,                   Year Ended December 31,
                                                         2008       --------------------------------------------------------------
                                                      (Unaudited)        2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------------
Total Investment
Return:           Total investment return ..........      (3.92)(1)       7.98%       10.30%       12.56%       16.41%       35.53%
                                                      ---------     ----------   ----------   ----------   ----------   ----------
----------------------------------------------------------------------------------------------------------------------------------
Ratios to         Total expenses ...................       0.11%(2)       0.10%        0.09%        0.08%        0.09%        0.17%
Average                                               ---------     ----------   ----------   ----------   ----------   ----------
Net Assets:       Total expenses after fees
                         paid indirectly ...........       0.11%(2)       0.10%        0.09%        0.08%        0.09%        0.17%
                                                      ---------     ----------   ----------   ----------   ----------   ----------
                  Net investment income ............       1.58%(2)       1.49%        1.61%        1.50%        1.12%        1.06%
                                                      ---------     ----------   ----------   ----------   ----------   ----------
----------------------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of period (000) ..  $ 145,576     $  167,746   $  120,365   $  150,533   $  179,289   $   83,858
Data:                                                 ---------     ----------   ----------   ----------   ----------   ----------
                  Portfolio turnover ...............         16%            23%          28%          23%          17%           8%
                                                      ---------     ----------   ----------   ----------   ----------   ----------

                  (1) Aggregate total investment return.

                  (2) Annualized.

                  See Notes to Financial Statements.

Master Mid Cap Index Series
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies:

Master Mid Cap Index Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Directors to issue nontransferable interests in the Series subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregate assets in connection with certain investments (e.g., futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

Securities Lending: The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans.

Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Bank Overdraft: The Fund recorded a bank overdraft which resulted from management estimates of available cash.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the six months ended June 30, 2008, the Series reimbursed the Advisor $1,405, for certain accounting services, which is included in accounting services in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statement of Operations as fees paid indirectly.

The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission ("SEC") permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of June 30, 2008, the Series loaned securities with a value of $624,762 to MLPF&S and its affiliates. Pursuant to that order, the Series has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended June 30, 2008, BIM received $18,073 in securities lending agent fees.

In addition, MLPF&S received $1,324 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $24,762,209 and $31,573,655, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of 0.06% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2008.

Disclosure of Investment Advisory Agreement and Subadvisory Agreement Approval

      The Board of Directors (the "Board," the members of which are referred to as "Directors") of Quantitative Master Series LLC (the "Master LLC") met in person in April and June 2008 to consider the approval of the investment advisory agreement between the Master LLC and BlackRock Advisors, LLC (the "Adviser") with respect to Master Mid Cap Index Series (the "Portfolio") (the "Advisory Agreement"). The Board also considered the approval of the subadvisory agreement with respect to the Portfolio between the Adviser and BlackRock Investment Management, LLC (the "Subadviser") (the "Subadvisory Agreement"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

      The Board consists of thirteen individuals, eleven of whom are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Directors are responsible for the oversight of the operations of the Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Directors. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

      Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the "Transaction"), the Master LLC entered into an Advisory Agreement with the Adviser with respect to the Portfolio with an initial two-year term and the Adviser entered into a Subadvisory Agreement with respect to the Portfolio with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement's initial two-year term, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Portfolio by certain unaffiliated service providers.

      Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Portfolio's Agreements, including the services and support provided to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management's and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Portfolio, such as transfer agency fees and fees for marketing and distribution; (c) the Portfolio's operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions; (e) the Master LLC's compliance with their Codes of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

      The Approval Process. Prior to the April 16, 2008 Board meetings at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the Portfolio's fees and expenses as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information compiled by the Adviser regarding the investment performance of the Portfolio as compared with its benchmark index; (c) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Portfolio, and a discussion of fall-out benefits; (d) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (e) a report on economies of scale; and (f) sales and redemption data regarding the Portfolio's shares. At the April 16, 2008 meeting, the Board requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding the Portfolio's profitability, the Portfolio's size and the Portfolio's fee levels; and (iv) additional information on sales and redemptions.

      The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Portfolio's shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, allocation of Portfolio's brokerage fees (including the benefits of "soft dollars"), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

      At an in-person meeting held on April 16, 2008, the Board discussed and considered the materials provided. As a result of the discussions that occurred during the April 16, 2008 meeting, the Board requested and BlackRock provided the additional information, as detailed above, in advance of the June 3-4, 2008 Board meetings. At an in-person meeting held on June 3-4, 2008, the Board, including the Independent Directors, unanimously approved the continuation of
(a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Portfolio and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; and (iv) economies of scale.

      A.    Nature, Extent and Quality of the Services

            The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. The Board compared the Portfolio's performance to the performance of the Standard & Poor's (S&P) 400 Mid Cap Index, its benchmark index. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing the Portfolio performance and the Portfolio's investment objective, strategies and outlook.

            The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally, and of the Portfolio's portfolio management team; BlackRock's portfolio trading capabilities; BlackRock's use of technology; BlackRock's commitment to compliance; and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the portfolio management teams of the Portfolio and BlackRock's ability to attract and retain high-quality talent.

            In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

      B.    The Investment Performance of the Portfolio and BlackRock

            The Board, including the Independent Directors, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2008 meeting, the Board was provided with information compiled by the Adviser comparing the Portfolio's performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

            The Board noted that the Portfolio's investment performance in each of the one-, three- and five-year periods reported was better than the investment performance of the S&P 400 Mid Cap Index, its benchmark index.

      C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Portfolio

            The Board, including the Independent Directors, reviewed the Portfolio's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Portfolio's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

            The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregate profitability data provided for the year ended December 31, 2005.

            In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board. The Board noted that the Portfolio paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers.

      D.    Economies of Scale

            The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolio. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Portfolio's management fee is appropriate in light of the scale of the Portfolio.

      E.    Other Factors

            The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by transactions in the Portfolio, to assist itself in managing all or a number of its other client accounts.

            In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.

      Conclusion. The Board approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009; and (b) the Subadvisory Agreement between the Adviser and Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and the Portfolio's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock (and predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Co-Chairman of the Board and Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1(800)SEC-0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the SEC's website at http://www.sec.gov.

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: August 22, 2008